Other investments	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Other investments
7.
Other investments

	2023	2022
(in $ millions)	$	$
Non-current investments
Time deposits	681	774
Debt investments – at FVTPL	247	608
Debt investments – at FVOCI	19	26
Equity investments – at FVTPL	241	334
	1,188	1,742
Current investments
Time deposits	1,544	2,970
Debt investments – at FVTPL	361	164
	1,905	3,134
	3,093	4,876

i)
Time deposits

These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.

ii)
Financial risk management

The exposure of other investments to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 26.